ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	September 30, 2024	September 30, 2023

Accounts receivable	$659,877	$9,507,102

Less: allowance for doubtful account	(122,988)	(101,947)
Accounts receivable, net	$536,889	$9,405,155

Approximately 79% of the accounts receivable balance as of September 30, 2024 has been collected as of the date of this report. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of September 30, 2024	Subsequent collection	% of subsequent collection
Less than 6 months	$327,057	$320,811	98%
From 7 to 9 months	398	-	-%
From 10 to 12 months	301,806	181,549	60%
Over 1 year	30,616	16,434	54%
Total gross accounts receivable	659,877	518,794	79%
Allowance for doubtful accounts	(122,988)	-	-
Accounts receivable, net	$536,889	$518,794	79%